UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: September 30, 2012

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total:$ 389,483,818

          30-Sep-12             TITLE                      VALUE        SHARES/        INVSTMT           VOTING

        Name of Issuer         OF CLASS      CUSIP        (x$1000)      PRN AMT        DSCRETN            AUTH

     Abbott Laboratories         COM       002824100              217          3170     SOLE              SOLE
       American Express          COM       025816109              316          5550     SOLE              SOLE
          Amgen Inc              COM       031162100             8933        105983     SOLE              SOLE
     Analog Devices Inc.         COM       032654105            13921        355363     SOLE              SOLE
           AT&T Inc              COM       00206R102              215          5692     SOLE              SOLE
 Bank of New York Mellon Corp    COM       064057102              577         25488     SOLE              SOLE
 Berkshire Hathaway Inc CL A     COM       084670108              796             6     SOLE              SOLE
 Berkshire Hathaway Inc CL B     COM       084670207              639          7250     SOLE              SOLE
         Biogen Idec             COM       09062X103            20314        136147     SOLE              SOLE
            Boeing               COM       097023105              230          3307     SOLE              SOLE
        Bristol Myers            COM       110122108              422         12500     SOLE              SOLE
      Brown Forman CL B          COM       115637209            15246        233659     SOLE              SOLE
         Caterpillar             COM       149123101              293          3400     SOLE              SOLE
      Charles River Labs         COM       159864107              735         18550     SOLE              SOLE
        Coca Cola Co.            COM       191216100             1475         38900     SOLE              SOLE
   Coca Cola FEMSA S A DE C      COM       191241108            13675        106008     SOLE              SOLE
            Cognex               COM       192422103             5070        146625     SOLE              SOLE
      Colgate Palmolive          COM       194162103             1506         14050     SOLE              SOLE
   Comm Vault Systems Inc.       COM       204166102              780         13300     SOLE              SOLE
        Danaher Corp.            COM       235851102            12622        228870     SOLE              SOLE
         Dexcom Inc.             COM       252131107              516         34300     SOLE              SOLE
     E I DuPont DeNemours        COM       263534109             1385         27544     SOLE              SOLE
     Emerson Electric Co         COM       291011104              532         11012     SOLE              SOLE
       Exxon Mobil Corp          COM       30231G102             2432         26597     SOLE              SOLE
          Gap Stores             COM       364760108              254          7100     SOLE              SOLE
       General Electric          COM       369604103             8632        380110     SOLE              SOLE
      General Mills Inc.         COM       370334104              558         14000     SOLE              SOLE
       Grainger WW Inc.          COM       384802104            15461         74201     SOLE              SOLE
        Grupo Televiso           COM       40049J206             4416        187844     SOLE              SOLE
           Halozyme              COM       40637H109             3984        528400     SOLE              SOLE
       Harley Davidson           COM       412822108              814         19200     SOLE              SOLE
         Heinz H J Co            COM       423074103             8753        156450     SOLE              SOLE
       Henry Schein Inc          COM       806407102             8894        112264     SOLE              SOLE
      Hershey Foods Corp         COM       427866108             1276         18000     SOLE              SOLE
       Hewlett Packard           COM       428236103             2325        136275     SOLE              SOLE
          Home Depot             COM       437076102             1120         18553     SOLE              SOLE
      Honeywell Intl Inc         COM       438516106            11175        187025     SOLE              SOLE
      Idex Laboratories          COM       45168D104             6572         66155     SOLE              SOLE
      Illinois Tool Wks          COM       452308109             4674         78600     SOLE              SOLE
       Incyte Genomics           COM       45337C102              267         14780     SOLE              SOLE
Internation Business Machines    COM       459200101             1977          9532     SOLE              SOLE
      ISHARE MSCI Brazil         ETF       464286400             3699         68425     SOLE              SOLE
    ISHARE MSCI Hong Kong        ETF       464286871             4996        274525     SOLE              SOLE
      Johnson & Johnson          COM       478160104            16880        244951     SOLE              SOLE
        Kimberly Clark           COM       494368103             6841         79750     SOLE              SOLE
        McDonalds Corp           COM       580135101              395          4300     SOLE              SOLE
          Merck & Co             COM       589331107             2516         55791     SOLE              SOLE
        Mettler Toledo           COM      5922688105             2572         15065     SOLE              SOLE
      Minn Mng & Mfg Co          COM       604059105            11039        119446     SOLE              SOLE
       Monsanto Co New           COM       61166W101             2624         28830     SOLE              SOLE
      Nabors Industries          COM       G6359F103             1622        115600     SOLE              SOLE
     Nektar Therapeutics         COM       640268108             5680        532050     SOLE              SOLE
      Neogen Corporation         COM       640491106             8914        208750     SOLE              SOLE
         Novo Nordisk            COM       670100205            10333         65475     SOLE              SOLE
   Occidental Pete Corp Cal      COM       674599105             7038         81780     SOLE              SOLE
         Pepsico Inc.            COM       713448108             1191         16827     SOLE              SOLE
   PowerSharesGolden Dragon      ETF       73935X401             2867        151595     SOLE              SOLE
       Proctor & Gamble          COM       742718109              925         13339     SOLE              SOLE
     Raytheon Company New        COM       755111507             9281        162367     SOLE              SOLE
   Rockwell Automation Inc.      COM       774347108             1688         24271     SOLE              SOLE
       Rockwell Collins          COM       774341101             4200         78294     SOLE              SOLE
       Ross Stores Inc           COM       778296103             3419         52940     SOLE              SOLE
     Schlumberger Limited        COM       806857108            13954        192928     SOLE              SOLE
            Sirona               COM       82966C103             1638         28750     SOLE              SOLE
         Southern Co             COM       842587107             1694         36750     SOLE              SOLE
   SPDR Index SHs Fds Euro       ETF       78463X202             2656         85600     SOLE              SOLE
      State Street Corp          COM       857477103             3785         90207     SOLE              SOLE
        Stratasys Inc            COM       862685104            12180        223891     SOLE              SOLE
           Syngenta              COM       87160A100            14940        199605     SOLE              SOLE
     Teva Pharmaceutical         COM       881624209             7752        187190     SOLE              SOLE
        Tiffany & Co.            COM       886547108            22516        363861     SOLE              SOLE
           Unilever              COM       904767704             1092         29900     SOLE              SOLE
        VCA Antech Inc           COM       918194101             6902        349980     SOLE              SOLE
           Verizon               COM       92343V104             1134         24895     SOLE              SOLE
      Disney Walt Co Del         COM       254687106               99         19014     SOLE              SOLE
       Williams Sonoma           COM       969904101             5032        114450     SOLE              SOLE
      Wisdom Tree India          ETF       97717W422              496         26175     SOLE              SOLE